Other disclosures - Other exposure to other counterparties (Details) - Other Counterparties Risk - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
SPAIN
Disclosure of financial assets [line items]
Risk exposure	€ 238,747	€ 258,075
Off-balance-sheet other than derivatives contingent liabilities and commitments	85,514	76,691
PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	39,960	38,887
Off-balance-sheet other than derivatives contingent liabilities and commitments	7,951	8,158
ITALY
Disclosure of financial assets [line items]
Risk exposure	16,049	17,896
Off-balance-sheet other than derivatives contingent liabilities and commitments	3,842	5,193
Greece
Disclosure of financial assets [line items]
Risk exposure	71	80
Off-balance-sheet other than derivatives contingent liabilities and commitments	200	200
IRELAND
Disclosure of financial assets [line items]
Risk exposure	10,013	11,788
Off-balance-sheet other than derivatives contingent liabilities and commitments	801	850
Loans and advances - Customers
Disclosure of financial assets [line items]
Valuation adjustment	8,304	9,385
Loans and advances - Customers | SPAIN
Disclosure of financial assets [line items]
Risk exposure		202,149
Loans and advances - Customers | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure		33,596
Loans and advances - Customers | ITALY
Disclosure of financial assets [line items]
Risk exposure		10,830
Loans and advances - Customers | Greece
Disclosure of financial assets [line items]
Risk exposure		80
Loans and advances - Customers | IRELAND
Disclosure of financial assets [line items]
Risk exposure		10,633
Cash, Cash Balance At Central Banks And Other Deposits On Demand | SPAIN
Disclosure of financial assets [line items]
Risk exposure	28,154	42,655
Cash, Cash Balance At Central Banks And Other Deposits On Demand | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	2,179	1,369
Cash, Cash Balance At Central Banks And Other Deposits On Demand | ITALY
Disclosure of financial assets [line items]
Risk exposure	361	51
Reverse repurchase agreements | SPAIN
Disclosure of financial assets [line items]
Risk exposure	7,433	8,117
Reverse repurchase agreements | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	205
Reverse repurchase agreements | ITALY
Disclosure of financial assets [line items]
Risk exposure	3,618	6,296
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments asset | SPAIN
Disclosure of financial assets [line items]
Risk exposure	614	412
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments asset | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	31	11
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments asset | ITALY
Disclosure of financial assets [line items]
Risk exposure	328	84
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments asset | IRELAND
Disclosure of financial assets [line items]
Risk exposure	30	21
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | SPAIN
Disclosure of financial assets [line items]
Risk exposure	1,236
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	38
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | ITALY
Disclosure of financial assets [line items]
Risk exposure	578
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | IRELAND
Disclosure of financial assets [line items]
Risk exposure	1,398
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt instruments asset | SPAIN
Disclosure of financial assets [line items]
Risk exposure	322
Financial assets at amortised cost, category | Debt instruments asset | SPAIN
Disclosure of financial assets [line items]
Risk exposure	4,355
Financial assets at amortised cost, category | Debt instruments asset | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	3,561
Financial assets at amortised cost, category | Debt instruments asset | ITALY
Disclosure of financial assets [line items]
Risk exposure	148
Financial assets at amortised cost, category | Debt instruments asset | IRELAND
Disclosure of financial assets [line items]
Risk exposure	21
Financial assets available for sale, category | Debt instruments asset | SPAIN
Disclosure of financial assets [line items]
Risk exposure		1,760
Financial assets available for sale, category | Debt instruments asset | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure		90
Financial assets available for sale, category | Debt instruments asset | ITALY
Disclosure of financial assets [line items]
Risk exposure		635
Financial assets available for sale, category | Debt instruments asset | IRELAND
Disclosure of financial assets [line items]
Risk exposure		1,093
Loans and receivables, category | SPAIN
Disclosure of financial assets [line items]
Risk exposure	196,633
Loans and receivables, category | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	33,946
Loans and receivables, category | ITALY
Disclosure of financial assets [line items]
Risk exposure	11,016
Loans and receivables, category | Greece
Disclosure of financial assets [line items]
Risk exposure	71
Loans and receivables, category | IRELAND
Disclosure of financial assets [line items]
Risk exposure	8,564
Loans and receivables, category | Debt instruments asset | SPAIN
Disclosure of financial assets [line items]
Risk exposure		320
Loans and receivables, category | Debt instruments asset | IRELAND
Disclosure of financial assets [line items]
Risk exposure		16
Held-to-maturity investments, category | Debt instruments asset | SPAIN
Disclosure of financial assets [line items]
Risk exposure		2,662
Held-to-maturity investments, category | Debt instruments asset | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure		3,821
Held-to-maturity investments, category | Debt instruments asset | IRELAND
Disclosure of financial assets [line items]
Risk exposure		25
Hedging derivatives, category | Other Than Credit Default Swaps | SPAIN
Disclosure of financial assets [line items]
Risk exposure	3,674	3,880
Hedging derivatives, category | Other Than Credit Default Swaps | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	1,084	1,132
Hedging derivatives, category | Other Than Credit Default Swaps | ITALY
Disclosure of financial assets [line items]
Risk exposure	740	253
Hedging derivatives, category | Other Than Credit Default Swaps | Greece
Disclosure of financial assets [line items]
Risk exposure	33	28
Hedging derivatives, category | Other Than Credit Default Swaps | IRELAND
Disclosure of financial assets [line items]
Risk exposure	245	127
Hedging derivatives, category | Credit default swap | SPAIN
Disclosure of financial assets [line items]
Risk exposure	€ 2
Risk exposure effect of short positions		€ (6)